FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Changes In Fair Value
	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2.5		$2.5
Other current liabilities:
Foreign currency derivative instruments	-	$(56)	$(56)
Total financial assets (liabilities)	$2.5	$(56)	$(53.5)

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2,160		$2,160
Other current assets:
Foreign currency derivative instruments		$65	$65
Total financial assets	$2,160	$65	$2,225